Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	12
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$213,445,836.65	0.7242080	$193,124,401.80	0.6552587	$20,321,434.85
Class A-2-B Notes	$76,237,380.73	0.7242080	$68,979,085.19	0.6552587	$7,258,295.55
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$806,083,217.38	0.6659643	$778,503,486.98	0.6431787	$27,579,730.40

Weighted Avg. Coupon (WAC)	3.25%		3.25%
Weighted Avg. Remaining Maturity (WARM)	46.62		45.73
Pool Receivables Balance	$883,520,984.00		$854,396,042.37
Remaining Number of Receivables	60,046		59,102

Adjusted Pool Balance	$848,291,927.65		$820,712,197.25

III. COLLECTIONS

Principal:
Principal Collections	$27,850,873.26
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$808,835.06
Total Principal Collections	$28,659,708.32

Interest:
Interest Collections	$2,342,597.63
Late Fees & Other Charges	$63,368.43
Interest on Repurchase Principal	$-
Total Interest Collections	$2,405,966.06

Collection Account Interest	$27,348.38
Reserve Account Interest	$2,997.06
Servicer Advances	$-

Total Collections	$31,096,019.82

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	12
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$31,096,019.82
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$31,096,019.82

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$736,267.49	$-	$736,267.49	736,267.49
	Collection Account Interest					$27,348.38
	Late Fees & Other Charges					$63,368.43
Total due to Servicer						$826,984.30

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$263,249.87		$263,249.87
	Class A-2-B Notes		$98,875.65		$98,875.65
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$1,056,400.60		$1,056,400.60	1,056,400.60

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$29,089,772.00

7.	Regular Principal Distribution Amount:					27,579,730.40

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$20,321,434.85
	Class A-2-B Notes				$7,258,295.55
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$27,579,730.40		$27,579,730.40
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$27,579,730.40		$27,579,730.40

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,510,041.60

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$35,229,056.35
Beginning Period Amount	$35,229,056.35
Current Period Amortization	$1,545,211.23
Ending Period Required Amount	$33,683,845.12
Ending Period Amount	$33,683,845.12
Next Distribution Date Required Amount	$32,173,229.20

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	12
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.98%	5.14%	5.14%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.89%	58,446	98.74%	$843,591,350.25
30 - 60 Days	0.83%	490	0.92%	$7,821,873.03
61 - 90 Days	0.21%	125	0.26%	$2,248,440.80
91-120 Days	0.07%	41	0.09%	$734,378.29
121 + Days	0.00%	0	0.00%	$-
Total		59,102		$854,396,042.37

Delinquent Receivables 30+ Days Past Due
Current Period	1.11%	656	1.26%	$10,804,692.12
1st Preceding Collection Period	1.37%	825	1.57%	$13,841,376.97
2nd Preceding Collection Period	1.33%	808	1.51%	$13,841,809.37
3rd Preceding Collection Period	1.25%	775	1.44%	$13,649,855.89
Four-Month Average	1.27%		1.45%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.35%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		61		$995,162.17
Repossession Inventory		131		$801,062.67

Current Charge-Offs
Gross Principal of Charge-Offs				$1,274,068.37
Recoveries				$(808,835.06)
Net Loss				$465,233.31

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.63%

Average Pool Balance for Current Period				$868,958,513.19

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.64%
1st Preceding Collection Period				1.01%
2nd Preceding Collection Period				1.64%
3rd Preceding Collection Period				1.49%
Four-Month Average				1.19%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		91	1,241	$16,171,782.57
Recoveries		99	927	$(7,001,554.84)
Net Loss				$9,170,227.73
Cumulative Net Loss as a % of Initial Pool Balance				0.71%

Net Loss for Receivables that have experienced a Net Loss *		66	955	$9,178,349.80
Average Net Loss for Receivables that have experienced a Net Loss				$9,610.84

Principal Balance of Extensions				$2,295,889.38
Number of Extensions				128

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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